[PORTFOLIO 21 LOGO]
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                               SEMI-ANNUAL REPORT










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                                February 29, 2000

                                  PORTFOLIO 21


Dear Portfolio 21 Investors:

Thank you for being among the first investors in our new mutual fund, Portfolio 21, committed to investing in companies that are incorporating environmental sustainability into their business strategies. We hope you are pleased with the fund's progress so far. Here are a few highlights from the past five months:

ENVIRONMENTAL SUSTAINABILITY AND FINANCIAL PERFORMANCE

We launched the fund on September 30, 1999, and, as of February 29, 2000, the fund's total assets had grown to $4,037,295. For the first three months ended December 31, 1999, the fund's return was 9.62%, and, for its five-month life ended February 29, 2000, the return has been 20.81%. This compares favorably with the return of the Morgan Stanley World Equity Index--10.58% for the first three months and 16.96% for the five months ending February 29, 2000. We are using this index as our benchmark since Portfolio 21 holds both US and non-US stocks.

We have stated in the fund's prospectus and other materials that we do not expect Portfolio 21 to track the overall market on a quarter to quarter basis. This is because we have intentionally focused the selection criteria for the fund on environmental sustainability and the long term impact on corporations that develop business strategies designed for prosperity amid ecological challenges. Nonetheless, it has been exciting to witness the appreciation of stocks of companies that have been leaders in the move to environmental sustainability.

The past five months have seen the continuation of a particular trend in the stock market. This is the tendency for an increasingly narrow band of stocks to perform at unprecedented levels, while the majority of stocks have declined or languished. This narrow band includes many companies in the technology, telecommunications, and biotechnology sectors. Portfolio 21 has participated in this price appreciation due to holdings in technology companies such as Hewlett Packard and ST Microelectronics. In addition, the alternative energy stocks have seen a recent jump in value, due in part to the concern engendered by rising oil prices. Ballard Power and AstroPower have been beneficiaries of this enthusiasm. While we certainly don't wish higher costs on hardworking citizens, we can't

                                                                               1
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help but be  hopeful  that  the oil  price  increase  will  encourage  continued
research and development of new and better sources of energy. The outcome of the presidential election will undoubtedly have an effect on these stocks as well, since there is a pronounced difference of opinion and emphasis between the two likely candidates.

Another interesting development has been the growing awareness of genetically modified food in the United States. Although this has been a subject of great controversy in Europe and the United Kingdom, it has only recently come to the forefront in this country. We believe this awareness, coupled with the USDA's recent publication of stringent standards for defining and labeling organic food, bode well for the natural food companies in Portfolio 21, such as Wild Oats, Whole Foods, Hemkop, and Horizon Organic.

INFORMATION AVAILABILITY

We are committed to providing comprehensive information to our shareholders and other interested parties. We hope you have visited our website, http://www.portfolio21.com. Look for continuing additions to the company profiles and other new information. If you would like to receive future reports via e-mail, please let us know by going to our website and sending an email letting us know this. We applaud the SEC's concern for disclosure and fair treatment of shareholders and particularly their acknowledgment of the environmental benefits of electronic delivery of these reports.

YOUR INPUT REQUESTED

We hope to hear from you about anything you would like to share--feedback on the website, companies we should consider for Portfolio 21, concerns or compliments about the service you are receiving.

                                        Sincerely,

                                        /s/ Leslie E. Christian

                                        Leslie E. Christian

2
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                                  PORTFOLIO 21

PORTFOLIO OF INVESTMENTS BY INDUSTRY at February 29, 2000 (Unaudited)

Shares                                                                 Value
------                                                              ----------
COMMON STOCKS: 93.8%
          APPAREL/TEXTILES: 2.2%
 3,135    NIKE, Inc., Class B (United States)                       $   89,152
                                                                    ----------
          AUTO/TRUCK MANUFACTURERS: 1.9%
 3,300    Volvo AB - Sponsored ADR (Sweden)                             77,138
                                                                    ----------
          BANKS: 4.0%
 9,850    Union Bank of Switzerland AG - Sponsored ADR
          (Switzerland)                                                123,125
 5,450    Wainwright Bank & Trust Company (United States)               38,150
                                                                    ----------
                                                                       161,275
                                                                    ----------
          BUILDING MATERIALS: 1.7%
 2,000    JM AB (Sweden)                                                38,326
 4,200    Kafus Industries Ltd. (Canada)*                               28,875
                                                                    ----------
                                                                        67,201
                                                                    ----------
          COMMUNICATION EQUIPMENT: 4.5%
 1,875    Telefonaktiebolaget LM Ericsson - Sponsored
          ADR (Sweden)                                                 180,000
                                                                    ----------
          COMMUNICATION SERVICES: 8.1%
 3,600    AT&T Corp - Liberty Media Group (United States)              188,100
 4,225    Swisscom AG - Sponsored ADR (Switzerland)                    139,425
                                                                    ----------
                                                                       327,525
                                                                    ----------
          COMPUTERS - HARDWARE: 11.4%
 1,760    Hewlett-Packard Company (United States)                      236,720
 2,195    International Business Machines Corp.
          (United States)                                              223,890
                                                                    ----------
                                                                       460,610
                                                                    ----------
          ELECTRIC COMPANIES: 1.0%
 2,500    Graninge AB (Sweden)                                          39,352
                                                                    ----------
          ELECTRONICS: 6.3%
 1,175    Mitsubishi Electric Corp. - Unsponsored ADR
          (Japan)                                                   $   99,287
   495    Sony Corp. - Sponsored ADR (Japan)                           155,121
                                                                    ----------
                                                                       254,408
                                                                    ----------
          ELECTRONICS - INSTRUMENTATION: 13.7%
 7,700    AstroPower, Inc. (United States)*                            215,600
 2,925    Ballard Power Systems Inc. (Canada)*                         335,827
                                                                    ----------
                                                                       551,427
                                                                    ----------
          ELECTRONICS - SEMICONDUCTORS: 4.1%
   835    STMicroelectronics N.V. (France)                             167,000
                                                                    ----------
          ENVIRONMENTAL: 1.4%
 3,150    Tomra Systems ASA - Sponsored ADR (Norway)                    56,700
                                                                    ----------
          FOOD - RETAIL: 6.7%
 9,600    Hemkopskedjan AB (Sweden)                                     79,389
 3,035    Whole Foods Market, Inc. (United States)*                    115,235
 4,087    Wild Oats Markets, Inc. (United States)*                      76,631
                                                                    ----------
                                                                       271,255
                                                                    ----------
          FOOD PROCESSING: 1.6%
 6,350    Horizon Organic Holding Corp. (United States)*                63,103
                                                                    ----------
          HEALTH CARE - MEDICAL PRODUCTS: 3.9%
 2,500    Novo Nordisk A/S - Sponsored ADR (Denmark)                   158,281
                                                                    ----------
          HOUSEHOLD FURNITURE/APPLIANCE: 4.4%
 2,455    Electrolux AB - Sponsored ADR (Sweden)                        92,062
 4,220    Herman Miller, Inc. (United States)                           86,510
                                                                    ----------
                                                                       178,572
                                                                    ----------
See accompanying Notes to Financial Statements.

                                                                               3
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                                  PORTFOLIO 21

PORTFOLIO OF INVESTMENTS BY INDUSTRY at February 29, 2000 (Unaudited), Continued

Shares                                                                  Value
------                                                               ----------
          HOUSEHOLD PRODUCTS - NON-DURABLES: 1.9%
 4,500    Church & Dwight Co., Inc. (United States)                  $   76,781
                                                                     ----------
          INSURANCE - PROPERTY-CASUALTY: 3.0%
 1,475    Swiss Reinsurance Company - Sponsored ADR (Switzerland)       120,950
                                                                     ----------
          LODGING - HOTELS: 1.6%
 6,950    Scandic Hotels AB (Sweden)                                     65,401
                                                                     ----------
          MISC. FABRICATED PRODUCTS: 1.4%
 2,775    SKF AB (Sweden)                                                55,076
                                                                     ----------
          PAPER & FOREST PRODUCTS: 3.4%
 4,600    AssiDoman AB (Sweden)                                          67,686
 2,780    Svenska Cellulosa AB (Sweden)                                  67,700
                                                                     ----------
                                                                        135,386
                                                                     ----------
          PHOTOGRAPHY/IMAGING: 4.1%
 7,685    Xerox Corp. (United States)                                   166,668
                                                                     ----------
          RETAIL: 0.3%
 3,000    Real Goods Trading Corp. (United States)*                      11,906
                                                                     ----------
          TEXTILES - HOME FURNISHINGS: 1.2%
10,800    Interface, Inc. (United States)                                48,600
                                                                     ----------
          TOTAL COMMON STOCKS
           (Cost $3,306,159)                                          3,783,767
                                                                     ----------
Principal
 Amount                                                                 Value
---------                                                            ----------
SHORT-TERM INVESTMENTS: 6.8%
$275,870  UMB Money Market
          Fiduciary (Cost $275,870)                                  $  275,870
                                                                     ----------
TOTAL SHORT-TERM INVESTMENTS
     (Cost $275,870)                                                    275,870
                                                                     ----------
TOTAL INVESTMENTS IN SECURITIES
     (Cost $3,582,029+): 100.6%                                      $4,059,637

Liabilities in Excess of
     Other Assets: (0.6)%                                               (22,342)
                                                                     ----------
TOTAL NET ASSETS: 100.0%                                             $4,037,295
                                                                     ==========

*    Non-income producing security.
     ADR American depositary receipt.
+ At February 29, 2000, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation                                        $  717,537
Gross unrealized depreciation                                          (239,929)
                                                                     ----------
Net unrealized appreciation                                          $  477,608
                                                                     ==========

                                                                     Percent of
Country                                                              Net Assets
-------                                                              ----------
Canada                                                                   9.0%
Denmark                                                                  3.9
France                                                                   4.2
Japan                                                                    6.3
Norway                                                                   1.4
Sweden                                                                  18.9
Switzerland                                                              9.5
United States                                                           47.4
Liabilities in excess of other assets                                   (0.6)
                                                                       -----
NET ASSETS                                                             100.0%
                                                                       =====

See accompanying Notes to Financial Statements.

4
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                                  PORTFOLIO 21

STATEMENT OF ASSETS AND LIABILITIES at February 29, 2000 (Unaudited)

ASSETS
  Investments in securities, at value (cost $3,582,029) ..........   $4,059,637
  Cash ...........................................................       16,360
  Receivables:
    Due from Advisor .............................................       15,429
    Dividends and interest .......................................        1,916
  Prepaid expenses ...............................................          395
                                                                     ----------
      Total assets ...............................................    4,093,737
                                                                     ----------
LIABILITIES
  Payable for securities purchased .................................     28,721
  Accrued expenses .................................................     27,721
                                                                     ----------
      Total liabilities ..........................................       56,442
                                                                     ----------
NET ASSETS .......................................................   $4,037,295
                                                                     ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($4,037,295/159,168 shares outstanding; unlimited
  number of shares authorized without par value) .................   $    25.37
                                                                     ==========
COMPONENTS OF NET ASSETS
  Paid-in capital .................................................. $3,564,440
  Accumulated net investment loss ..................................     (4,758)
  Undistributed net realized gain on investments ...................          5
  Net unrealized appreciation on investments .......................    477,608
                                                                     ----------
      Net assets ................................................... $4,037,295
                                                                     ==========

See accompanying Notes to Financial Statements.

                                                                               5
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                                  PORTFOLIO 21

STATEMENT OF OPERATIONS For the Period Ended February 29, 2000* (Unaudited)

INVESTMENT INCOME
Income
  Dividends ...................................................      $    1,521
  Interest ....................................................           4,879
                                                                     ----------
       Total income ...........................................           6,400
                                                                     ----------
Expenses
  Administration fees .........................................          12,459
  Fund accounting fees ........................................          10,842
  Custody fees ................................................          10,425
  Advisory fees ...............................................           7,439
  Audit fee ...................................................           6,334
  Transfer agent fees .........................................           4,971
  Registration fees ...........................................           2,155
  Distribution fees ...........................................           1,860
  Legal fees ..................................................           1,647
  Trustee fees ................................................           1,625
  Reports to shareholders .....................................             860
  Insurance ...................................................             315
  Miscellaneous ...............................................           1,216
                                                                     ----------
       Total expenses .........................................          62,148
       Less: fees waived and expenses absorbed ................         (50,990)
                                                                     ----------
       Net expenses ...........................................          11,158
                                                                     ----------
            NET INVESTMENT LOSS ...............................          (4,758)
                                                                     ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments .................................          5
  Net change in unrealized appreciation on investments .............    477,608
                                                                     ----------
       Net realized and unrealized gain on investments ...........      477,613
                                                                     ----------
            NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..   $  472,855
                                                                     ==========

* Operations commenced on September 30, 1999.

See accompanying Notes to Financial Statements.

6
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                                  PORTFOLIO 21

STATEMENT OF CHANGES IN NET ASSETS

                                                             SEPTEMBER 30, 1999*
                                                                     TO
                                                             FEBRUARY 29, 2000#
                                                             -------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
 OPERATIONS
  Net investment loss .........................................    $   (4,758)
  Net realized gain on investments ............................             5
  Net change in unrealized appreciation on investments ........       477,608
                                                                   ----------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...       472,855
                                                                   ----------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from net change in
   outstanding shares (a) .....................................     3,564,440
                                                                   ----------
TOTAL INCREASE IN NET ASSETS ..................................     4,037,295
                                                                   ==========
NET ASSETS
  Beginning of period .........................................            --
                                                                   ----------
  END OF PERIOD ...............................................    $4,037,295
                                                                   ==========

(a) A summary of capital share transactions is as follows:

                                                         SEPTEMBER 30, 1999*
                                                                 TO
                                                         FEBRUARY 29, 2000#
                                                      -------------------------
                                                        SHARES         VALUE
                                                      ----------     ----------
Shares sold .......................................      159,473     $3,570,952
Shares redeemed ...................................         (305)        (6,512)
                                                      ----------     ----------
Net increase ......................................      159,168     $3,564,440
                                                      ==========     ==========

* Commencement of operations.
# Unaudited.

See accompanying Notes to Financial Statements.

                                                                               7
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                                  PORTFOLIO 21

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                                             SEPTEMBER 30, 1999*
                                                                     TO
                                                             FEBRUARY 29, 2000#
                                                             -------------------

Net asset value, beginning of period ........................    $    21.00
                                                                 ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss ....................................         (0.03)
     Net realized and unrealized gain on investments ........          4.40
                                                                 ----------
Total from investment operations ............................          4.37
                                                                 ----------
Net asset value, end of period ..............................    $    25.37
                                                                 ==========
     Total return ...........................................         20.81%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ........................  $      4.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ....................        8.35%+
  After fees waived and expenses absorbed .....................        1.50%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ....................       (7.49)%+
  After fees waived and expenses absorbed .....................       (0.64)%+

  Portfolio turnover rate .....................................           0%

* Commencement of operations.
+ Annualized.
# Unaudited.

See accompanying Notes to Financial Statements.

8
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                                  PORTFOLIO 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

     Portfolio 21 (the "Fund") is a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Fund began operations on September 30, 1999. The investment objective of the Fund is to seek long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITIES VALUATION. Securities traded on a national securities exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities, are valued at the last reported bid price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     D. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

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                                  PORTFOLIO 21

NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Progressive Investment Management Corporation (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% of Fund's average daily net assets. For the period ended February 29, 2000, the Fund incurred $7,439 in advisory fees.

     The Advisor has contractually agreed to limit the Fund's expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses so that its ratio of expenses to average net assets will not exceed 1.50%. In the case of the Fund's initial period of operations any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the fifth fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. For the period ended February 29, 2000, the Advisor waived fees of $7,439 and absorbed expenses of $43,551.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Under $15 million        $30,000
     $15 to $50 million       0.20% of average daily net assets
     $50 to $100 million 0.15% of average daily net assets $100 to $150 million 0.10% of average daily net assets
     Over $150 million        0.05% of average daily net assets

                                  PORTFOLIO 21

     For the period ended February 29, 2000, the Fund incurred $12,459 in administration fees.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal uderwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor, as Distribution Coordinator, at an annual rate of 0.25% of the average daily net assets of the Fund. For the period ended February 29, 2000, the Fund incurred $1,860 in distribution fees.

NOTE 5 - INVESTMENT TRANSACTIONS

     The cost of purchases  and the proceeds  from sales of  securities  for the
period  ended  February  29,  2000,  excluding  short-term   investments,   were
$3,306,173 and $18, respectively.

================================================================================
                                    Advisor
                 PROGRESSIVE INVESTMENT MANAGEMENT CORPORATION
                              2435 SW Fifth Avenue
                             Portland, Oregon 97201
                             (877) 351-4115 EXT. 21

                                  Distributor
                         FIRST FUND DISTRIBUTORS, INC.
                      4455 East Camelback Road, Suite 261E
                             Phoenix, Arizona 85018

                                   Custodian
                                 UMB BANK, N.A.
                              928 Grand Boulevard
                          Kansas City, Missouri 64106

                                 Transfer Agent
                          AMERICAN DATA SERVICES, INC.
                                  P.O. Box 5536
                         Hauppauge, New York 11788-0132

                                    Auditors
                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                        Philadelphia, Pennsylvania 19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104
================================================================================

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.